Annual Fund Operating Expenses - BNY Mellon Small Cap Value Fund	Aug. 22, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 27, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.25%	[1]
Miscellaneous other expenses	0.34%	[1]
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.39%	[1]
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	1.24%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.75%
Shareholder services fees	0.25%	[1]
Miscellaneous other expenses	0.50%	[1]
Other Expenses (as a percentage of Assets):	0.75%
Expenses (as a percentage of Assets)	2.30%	[1]
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	2.15%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%	[1]
Miscellaneous other expenses	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.05%	[1]
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	0.90%	[1]
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%	[1]
Miscellaneous other expenses	0.19%	[1]
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.99%	[1]
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	0.84%	[1]

[1]	"Other expenses," "Total annual fund operating expenses" and "Total annual fund operating expenses (after fee waiver)" have been restated to reflect the termination of the fund's fund accounting and administrative services agreement and the fee payable thereunder.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .15% of the value of the fund's average daily net assets until February 27, 2026. On or after February 27, 2026, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.